MORGAN STANLEY MORTGAGE SECURITIES TRUST

522 Fifth Avenue

New York, New York 10036

March 3, 2008

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:	Morgan Stanley Mortgage Securities Trust
File Numbers: 33-10363; 811-4917
Rule 497 (j) filing

Dear Sir or Madam:

On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant’s most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on February 27, 2008.

Very truly yours,

/s/ Debra Rubano
Debra Rubano
Assistant Secretary

Enclosures
cc: Amy R. Doberman